[Virtus Mutual Funds Letterhead]

February 25, 2010

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Virtus Insight Trust

File Nos. 033-64915 and 811-07447

To the Commission Staff:

On behalf of Virtus Insight Trust (the “Trust” or “Registrant”), transmitted herewith for filing under Rule 485(a) under the Securities Act of 1933 and the Investment Company Act of 1940, is Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A.

This post-effective amendment would have been eligible to be filed under rule 485(b) but for the inclusion of mostly reformatted disclosure required by SEC rulemaking, namely the new summary section of the statutory prospectus. The financial statements and references to our independent registered public accounting firm have been omitted from this filing. We will file all required financial information by amendment prior to or immediately upon effectiveness of this post-effective amendment.

We note that this post-effective amendment relates only to three of the 14 funds of the Registrant: Virtus Insight Government Money Market Fund, Virtus Insight Money Market Fund and Virtus Tax-Exempt Money Market Fund. The remaining 11 funds of the Registrant have been granted relief under rule 485(b)(1)(vii) and will be updating financial and certain other information in a later post-effective amendment filing.

Please contact Ann Flood at 860/263-4746 or the undersigned at 860-263-4791 with any questions concerning this amendment.

Sincerely,

/s/ Kevin J. Carr
Kevin J. Carr
Vice President, Counsel and
Chief Legal Officer
Virtus Mutual Funds

cc:	Ann Flood